SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Summarized activity in the allowance for doubtful accounts

(millions)	2019	2018	2017

Beginning balance	$52.4	$64.8	$58.8
Bad debt expense	21.5	13.7	18.1
Write-offs	(19.1)	(19.7)	(16.6)
Other (a)	0.7	(6.4)	4.5
Ending balance	$55.5	$52.4	$64.8

(a)	Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Changes in the carrying amount of goodwill

		Global	Global
	Global	Institutional	Healthcare &	Global
(millions)	Industrial	& Specialty	Life Sciences	Energy	Other	Total
December 31, 2017	$2,725.3	$1,027.0	$-	$1,503.2	$211.1	$5,466.6
Segment change (a)	1,278.0	(612.7)	803.1	(1,503.2)	34.8	-
December 31, 2017 revised	$4,003.3	$414.3	$803.1	$-	$245.9	$5,466.6
Current year business combinations (b)	68.4	12.4	3.2	-	-	84.0
Prior year business combinations (c)	(1.2)	-	-	-	(0.9)	(2.1)
Dispositions	-	-	(0.5)	-	-	(0.5)
Effect of foreign currency translation	(108.9)	(8.9)	(30.5)	-	(5.6)	(153.9)
December 31, 2018	$3,961.6	$417.8	$775.3	$-	$239.4	$5,394.1
Current year business combinations (b)	-	135.3	99.0	-	0.7	235.0
Prior year business combinations (c)	(0.2)	-	-	-	-	(0.2)
Effect of foreign currency translation	(37.7)	(4.9)	(14.9)	-	(2.3)	(59.8)
December 31, 2019	$3,923.7	$548.2	$859.4	$-	$237.8	$5,569.1

(a)	Relates to reclassifications made to reportable segments during the first quarter of 2020. The ChampionX business was previously recorded in the Global Energy reportable segment and has been reported as discontinued operations classified as held for sale. Goodwill was assigned to ChampionX and the Downstream operating segment, which is also a reporting unit, based on a relative fair value allocation. The Downstream operating segment, which was previously included in the Global Energy reportable segment has been aggregated into the Global Industrial reportable segment. In addition, the Company established the Global Healthcare & Life Sciences reportable segment which is comprised of the Healthcare and Life Sciences operating segments, which were previously included in the Global Institutional and Global Industrial reportable segments, respectively. These were and continued to be reporting units therefore no goodwill allocation was performed. The Company also renamed the Global Institutional reportable segment to the Global Institutional & Specialty reportable segment. Refer to Note 19 for further information.
(b)	For 2019, $49.4 million of the goodwill recognized as a result of business combinations is expected to be tax deductible. The Company does not expect any of the goodwill related to its 2018 business combinations will be tax deductible.
(c)	Represents purchase price allocation adjustments for business combinations disclosed as preliminary as of the end of the prior year.

Weighted-average useful life by type of asset	The weighted-average useful life by type of amortizable asset at December 31, 2019 is as follows: (years)

Customer relationships	14
Trademarks	14
Patents	15
Other technology	5

Future estimated amortization expenses

(millions)
2017	$ 185
2018	195
2019	206
2020	209
2021	207
2022	201
2023	196
2024	187

Computations of the basic and diluted EPS

(millions, except per share)	2019	2018	2017

Net income from continuing operations attributable to Ecolab	$1,425.6	$1,250.3	$1,352.3
Net income from discontinued operations	133.3	178.8	152.3
Net income attributable to Ecolab	$1,558.9	$1,429.1	$1,504.6

Weighted-average common shares outstanding
Basic	288.1	288.6	289.6
Effect of dilutive stock options and units	4.4	4.2	4.4
Diluted	292.5	292.8	294.0

Earnings attributable to Ecolab per common share
Basic EPS
Continuing operations	$ 4.95	$ 4.33	$ 4.67
Discontinued operations	$ 0.46	$ 0.62	$ 0.53
Earnings attributable to Ecolab	$ 5.41	$ 4.95	$ 5.20
Diluted EPS
Continuing operations	$ 4.87	$ 4.27	$ 4.60
Discontinued operations	$ 0.46	$ 0.61	$ 0.52
Earnings attributable to Ecolab	$ 5.33	$ 4.88	$ 5.12

Anti-dilutive securities excluded from the computation of diluted EPS	1.1	2.9	3.4

Amounts do not necessarily sum due to rounding.

Other significant accounting policies

Policy	Note
Fair value measurements	8
Derivatives and hedging transactions	9
Share-based compensation	12
Research and development expenditures	15
Legal contingencies	16
Pension and post-retirement benefit plans	17
Reportable segments	19

Schedule of new accounting pronouncements

Standards that are not yet adopted:
Required
	Date of		Date of	Effect on the
Standard	Issuance	Description	Adoption	Financial Statements

ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes	December 2019

Simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 Income Taxes related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and recognition of deferred tax liabilities for outside basis difference. The new standard also simplifies the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the basis of goodwill.

			January 1, 2021	The Company is currently evaluating the impact of adoption.

ASU 2018-15 - Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force)

August 2018

Aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendments require an entity (customer) in a hosting arrangement that is a service contract to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense.

			January 1, 2020	The Company is anticipating adopting the ASU prospectively. Adoption of the ASU is not expected to have a material impact on the Company's financial statements.

ASU 2018-14 - Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20): Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans	August 2018

Modifies disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. This includes, but is not limited to, the removal of the requirement to disclose the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year, and the addition of a requirement to disclose the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates.

			January 1, 2020	The new disclosure requirements are applied on a retrospective basis to all periods presented. Adoption of the ASU is not expected to have a material impact on the Company's financial statements.

ASU 2017-04 - Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment	January 2017

Simplifies subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill.

January 1, 2020

The ASU must be applied on a prospective basis upon adoption. As described in Note 2 the Company has passed Step 1 of its annual impairment assessment, accordingly, adoption of the ASU is not expected to have a material impact on the Company's financial statements when completing future impairment analyses.

Credit Losses ASUs:
ASU 2019-11 - Codification Improvements to Topic 326, Financial Instruments - Credit Losses
ASU 2019-05 - Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief
ASU 2018-19 - Codification Improvements to Topic 326, Financial Instruments - Credit Losses
ASU 2016-13 - Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

Various

Addresses the recognition, measurement, presentation and disclosure of credit losses on trade and reinsurance receivables, loans, debt securities, net investments in leases, off-balance-sheet credit exposures and certain other instruments. Amends guidance on reporting credit losses from an incurred model to an expected model for assets held at amortized cost, such as accounts receivable, loans and held-to-maturity debt securities. Additional disclosures will also be required.

January 1, 2020

The Company has identified the financial assets to primarily include trade and notes receivable. The Company is updating current accounting policies to be in accordance with the new standard, and the impact of adoption is not expected to be material to the Company's financial statements.

Standards that were adopted:
	Date of		Date of	Effect on the
Standard	Issuance	Description	Adoption	Financial Statements

ASU 2018-02 - Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income	February 2018

Allows entities to reclassify stranded tax effects resulting from the Tax Cut and Jobs Act (“the Act”) from accumulated other comprehensive income to retained earnings. Tax effects stranded in other comprehensive income for reasons other than the impact of the Act cannot be reclassified.

January 1, 2019

In order to improve the usefulness and transparency, the Company made the election to reclassify $61.2 million of income tax effects of the Tax Cuts and Jobs Act from accumulated other comprehensive income to retained earnings related to pension and derivatives.

ASU 2018-16 - Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes
ASU 2017-12 - Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities

Various

Amends the hedge accounting recognition and presentation requirements. Simplifies the application of hedge accounting and the requirements for hedge documentation and effectiveness testing. Requires presentation of all items that affect earnings in the same income statement line as the hedged item. Expands the benchmark interest rates that can be used for hedge accounting.

			January 1, 2019	Adoption of this guidance did not have a material impact on the results of operations, financial position or cash flows. Required disclosures under the new guidance are included in Note 9.

Lease ASUs:
ASU 2019-01 - Leases (Topic 842): Codification Improvements
ASU 2018-20 - Leases (Topic 842): Narrow-Scope Improvements for Lessors
ASU 2018-11 - Leases (Topic 842) Targeted Improvements
ASU 2018-10 - Codification Improvements to Topic 842, Leases
ASU 2018-01 - Leases (Topic 842): Land Easement Practical Expedient
ASU 2016-02 - Leases (Topic 842)

	Various	Introduces the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous guidance.	January 1, 2019	See additional information regarding the impact of this guidance on the Company's financial statements at the bottom of this table in note (a).

No other new accounting pronouncement issued or effective has had or is expected to have a material impact on the Company’s consolidated financial statements.

(a)	Leases

On January 1, 2019, the Company adopted Topic 842 Leases (“the new lease standard”) prospectively and recorded a cumulative effect adjustment to the opening balance of retained earnings of $2.8 million, which includes discontinued operations of $0.4 million. The Company elected the package of practical expedients permitted under the transition guidance within the new lease standard, which allows the Company to carryforward the historical lease classification, to not reassess whether existing contracts are or contain a lease and not to reassess initial direct costs. The Company also elected the land easement practical expedient.

In addition, the Company elected the hindsight practical expedient to determine the lease term for existing leases. When applying the hindsight expedient, the Company determined that it was not reasonably certain that most renewal options would be exercised and therefore the Company did not include the renewal period in our determination of the expected lease term. The Company made an accounting policy election to not apply the recognition requirements of the new standard to leases with terms of twelve months or less and which do not include an option to purchase the underlying assets which is reasonably certain of exercise.

Adoption of the new standard resulted in the recording of additional net operating lease assets and operating lease liabilities of $572.2 million and $575.0 million, respectively, as of January 1, 2019. Net operating lease assets and operating lease liabilities recorded in assets and liabilities held for sale were $111.8 million and $112.2 million, respectively. The difference between the operating lease assets and operating lease liabilities was recorded as an adjustment to retained earnings. There was no impact to consolidated net earnings or cash flows. Further information related to the Company’s adoption of the new lease standard is included in Note 14.

CID Lines
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

(millions)	2020
Tangible assets	$54.5
Identifiable intangible assets
Customer relationships	147.5
Trademarks	58.6
Acquired technologies and product registrations	46.6
Total assets acquired	307.2

Goodwill	272.7

Total liabilities	94.4
Net consideration transferred to sellers	$485.5